Income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income before tax	$ 85,927	$ 63,068	$ 45,249
At applicable statutory tax rate
Amount computed at corporate tax of 0%	0	0	0
Foreign tax rate differences	7,513	7,119	3,258
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	0	(1,486)	0
Tax audit or amended tax return: change in uncertain tax position	(41)	(2,228)	0
Non-deductible interest expense	875	752	5,243
Non-deductible withholding tax	838	686	782
Tax exemptions	(36)	(42)	(28)
Non-deductible other financial items	116	81	218
Other non-deductible costs	63	59	(35)
Tax credits	(1,032)	(1,031)	(1,005)
Adjustment for valuation allowance	9	(32)	(4,561)
Tax expense (benefit) for year	$ 8,305	$ 3,878	$ 3,872